COLUMBIA FUNDS SERIES TRUST

COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO

COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO

(each a “Fund,” together the “Funds”)

Supplement dated January 2, 2013 to the

Funds’ prospectuses dated June 1, 2012 and November 8, 2012, as supplemented

Effective immediately, the section of each prospectus for Columbia Capital Allocation Moderate Aggressive Portfolio entitled “Principal Investment Strategies” is modified by deleting the table entitled “Asset Class Exposures” and replacing it with the following:

Asset Class Exposures

	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Columbia Capital Allocation Moderate Aggressive Portfolio	20-85%*	15-60%*	0-40%*	0-40%*

*As a percent of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

Effective immediately, the section of each prospectus for Columbia Capital Allocation Moderate Conservative Portfolio entitled “Principal Investment Strategies” is modified by deleting the table entitled “Asset Class Exposures” and replacing it with the following:

Asset Class Exposures

	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Columbia Capital Allocation Moderate Conservative Portfolio	0-55%*	40-85%*	0-40%*	0-40%*

*As a percent of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 2, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 2, 2013
Prospectus Date	rr_ProspectusDate	Jan 2, 2013
Supplement - [Text Block]	columbia_SupplementTextBlock_03

COLUMBIA FUNDS SERIES TRUST

COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO

COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO

(each a “Fund,” together the “Funds”)

Supplement dated January 2, 2013 to the

Funds’ prospectuses dated June 1, 2012 and November 8, 2012, as supplemented

(Columbia Capital Allocation Moderate Aggressive Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative - Supplement [Text Block]	columbia_SupplementTextBlock

Effective immediately, the section of each prospectus for Columbia Capital Allocation Moderate Aggressive Portfolio entitled "Principal Investment Strategies" is modified by deleting the table entitled "Asset Class Exposures" and replacing it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Asset Class Exposures

	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Columbia Capital Allocation Moderate Aggressive Portfolio	20-85%*	15-60%*	0-40%*	0-40%*

*As a percent of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

(Columbia Capital Allocation Moderate Conservative Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative - Supplement [Text Block]	columbia_SupplementTextBlock

Effective immediately, the section of each prospectus for Columbia Capital Allocation Moderate Conservative Portfolio entitled "Principal Investment Strategies" is modified by deleting the table entitled "Asset Class Exposures" and replacing it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Asset Class Exposures

	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
Columbia Capital Allocation Moderate Conservative Portfolio	0-55%*	40-85%*	0-40%*	0-40%*

*As a percent of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.